Income Tax Expenses - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets
Total deferred tax assets	$ 2,938	$ 2,574
Deferred tax assets, net of valuation allowance	2,938	2,574
Deferred tax liabilities
Deferred tax liabilities	4,217	3,684
Property, plant and equipment
Deferred tax assets
Total deferred tax assets	457	949
Provisions
Deferred tax assets
Total deferred tax assets	70	48
Employee benefits
Deferred tax assets
Total deferred tax assets	526	660
Inventories
Deferred tax assets
Total deferred tax assets	416	310
Lease Liabilities
Deferred tax assets
Total deferred tax assets	1,367	607
Other Items
Deferred tax assets
Total deferred tax assets	102	0
Deferred tax liabilities
Deferred tax liabilities	207	207
Right-of-use assets
Deferred tax liabilities
Deferred tax liabilities	1,526	794
Revaluation of assets in connection to MBO
Deferred tax liabilities
Deferred tax liabilities	$ 2,484	$ 2,683